UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23221

FS Credit Income Fund

(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania	19112
(Address of principal executive offices)	(Zip code)

Michael C. Forman

FS Credit Income Fund

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments.

FS Credit Income Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act. The Fund’s unaudited schedule of investments as of January 31, 2018 is set forth below:

1

FS Credit Income Fund

Unaudited Schedule of Investments

As of January 31, 2018

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—6.4%
California Resources Corp., L+475, 1.00% Floor, 12/31/2022	(d)	Independent Oil & Gas	$219	$215	$224
Jo-Ann Stores, Inc., L+500, 1.00% Floor, 10/20/2023	(d)	Retailers	698	672	697
PetSmart, Inc., L+300, 1.00% Floor, 3/11/2022	(d)	Retailers	105	81	85
Red Ventures, LLC, L+400, 1.00% Floor, 11/08/2024	(d)	Media Entertainment	319	318	323
Total Senior Secured Loans—First Lien				1,286	1,329
Senior Secured Bonds—23.4%
ABG Orphan Holdco Sarl, 14.0%, 2/28/2021	(e)	Industrial Other	566	594	599
Avon International Operations, Inc., 7.9%, 8/15/2022	(e)(f)	Consumer Products	600	600	614
Chembulk Holding LLC, 8.0%, 2/2/2023	(e)(g)	Transportation Services	200	200	201
Denbury Resources, Inc., 9.0%, 5/15/2021	(e)(f)	Independent Oil & Gas	11	11	11
Denbury Resources, Inc., 9.3%, 3/31/2022	(e)(f)	Independent Oil & Gas	269	245	277
Eagle Bulk Shipco LLC, 8.3%, 11/28/2022	(e)	Transportation Services	346	343	353
HCA, Inc., 6.5%, 2/15/2020	(e)	Healthcare	575	615	615
Hexion, Inc., 6.6%, 4/15/2020	(e)	Chemicals	400	361	364
Hexion, Inc., 10.4%, 2/1/2022	(e)(f)	Chemicals	320	302	310
Hot Topic, Inc., 9.3%, 6/15/2021	(f)	Retailers	220	189	218
Solocal Group, 8.0%, 3/15/2022	(e)	Media Entertainment	€368	430	461
Urban One, Inc., 7.4%, 4/15/2022	(e)(f)	Media Entertainment	$600	601	616
Welltec A/S, 9.5%, 12/1/2022	(e)(f)	Oil Field Services	200	198	209
Total Senior Secured Bonds				4,689	4,848
Unsecured Bonds—39.3%
American Tire Distributors, Inc., 10.3%, 3/1/2022	(e)(f)	Automotive	226	233	234
Aruba Investments, Inc., 8.8%, 2/15/2023	(e)(f)	Chemicals	775	796	816
Consolidated Energy Finance SA, 6.8%, 10/15/2019	(e)(f)	Chemicals	550	559	560
Diamondback Energy, Inc., 4.8%, 11/1/2024	(e)	Independent Oil & Gas	36	37	37
Diamondback Energy, Inc., 5.4%, 5/31/2025	(e)(f)	Independent Oil & Gas	118	123	123
Diamondback Energy, Inc., 5.4%, 5/31/2025	(e)	Independent Oil & Gas	14	15	15
Frontier Communications Corp., 9.0%, 8/15/2031	(e)	Wirelines	215	162	140
Frontier North, Inc., 6.7%, 2/15/2028	(e)	Wirelines	460	397	414
Liberty Interactive LLC, 4.0%, 11/15/2029	(e)	Media Entertainment	577	402	413
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.6%, 10/15/2023	(e)(f)	Pharmaceuticals	56	49	48
Natural Resource Partners LP / NRP Finance Corp., 10.5%, 3/15/2022	(e)	Metals and Mining	315	335	340
Parsley Energy LLC / Parsley Finance Corp., 5.4%, 1/15/2025	(e)(f)	Independent Oil & Gas	200	203	202
Parsley Energy LLC / Parsley Finance Corp., 5.3%, 8/15/2025	(e)(f)	Independent Oil & Gas	300	304	303
Parsley Energy LLC / Parsley Finance Corp., 5.6%, 10/15/2027	(e)(f)	Independent Oil & Gas	170	176	175
Puerto Rico Commonwealth Aqueduct & Sewer Auth., 6.0%, 7/1/2038	(e)	Water & Sewer	195	115	149

See notes to unaudited schedule of investments.

2

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2018

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
RSP Permian, Inc., 5.3%, 1/15/2025	(e)(g)	Independent Oil & Gas	$402	$413	$419
SemGroup Corp. / Rose Rock Finance Corp., 5.6%, 11/15/2023	(e)	Midstream	405	397	400
Shelf Drill Holdings Ltd., 8.3%, 2/15/2025	(e)(f)(g)	Oil Field Services	233	233	233
Sprint Communications, Inc., 7.0%, 3/1/2020	(e)(f)	Wireless	465	500	497
Sprint Communications, Inc., 6.0%, 11/15/2022	(e)	Wireless	70	73	70
Sterling Entertainment, 10.3%, 1/15/2025		Media Entertainment	813	801	821
Teck Resources Ltd., 5.4%, 2/1/2043	(e)	Metals and Mining	30	30	31
Teekay Shuttle Tankers LLC, 7.1%, 8/15/2022	(e)	Transportation Services	600	608	603
Vizient Inc., 10.4%, 3/1/2024	(e)(f)(g)	Medical-Wholesale Drug Distribution	260	294	294
Weatherford International LLC, 6.8%, 6/15/2037	(e)	Oil Field Services	470	418	413
Weatherford International Ltd., 8.3%, 6/15/2023	(e)	Oil Field Services	390	394	413
Total Unsecured Bonds				8,067	8,163
CLO / Structured Credit—28.7%
ALESCO Preferred Funding XIV Ltd., 2.1%, 9/23/2037		USD CDO	919	667	681
Ares XXXII CLO Ltd., 4.9%, 11/15/2025		USD CLO	250	251	252
Atrium XII, 4.5%, 4/22/2027	(f)	USD CLO	250	250	251
Babson CLO Ltd. 2013-I, 4.3%, 1/20/2028	(f)	USD CLO	250	250	251
Battalion CLO V Ltd., 5.2%, 4/17/2026	(f)	USD CLO	465	467	468
Cairn CLO IV B.V., 5.7%, 1/30/2028		EUR CLO	€200	231	252
Catamaran CLO 2013-1 Ltd., 4.3%, 1/27/2028	(f)	USD CLO	$250	250	251
CIFC Funding 2012-II-R Ltd., 3.9%, 1/20/2028	(f)	USD CLO	250	250	251
GLG Euro CLO I DAC, 6.6%, 4/15/2028		EUR CLO	€250	290	318
Harvest CLO X DAC, 4.7%, 11/15/2028		EUR CLO	220	261	276
ICG US CLO 2014-3 Ltd., 5.3%, 1/25/2027	(f)	USD CLO	$250	252	253
Neuberger Berman CLO XX Ltd., 4.1%, 1/15/2028	(f)	USD CLO	250	250	251
OCP CLO 2015-10 Ltd., 4.4%, 10/26/2027	(f)	USD CLO	250	250	250
Orwell Park CLO Designated Activity Co., 4.5%, 7/18/2029		EUR CLO	€200	236	252
Preferred Term Securities XX Ltd. / Preferred Term Securities XX, Inc., 2.0%, 3/22/2038	(f)	USD CDO	$440	333	333
Preferred Term Securities XXIV Ltd. / Preferred Term Securities XXIV, Inc., 2.0%, 3/22/2037	(f)	USD CDO	445	332	329
Tikehau CLO B.V., 2.4%, 8/4/2028		EUR CLO	€165	193	206
Tikehau CLO B.V., 4.6%, 8/4/2028		EUR CLO	170	198	212
Tymon Park CLO Ltd., 4.6%, 1/21/2029		EUR CLO	100	122	124
VOYA CLO Ltd., 4.1%, 1/18/2029	(f)	USD CLO	$250	250	252
Washington Mill CLO Ltd., 5.2%, 4/20/2026	(f)	USD CLO	250	251	252
Total CLO / Structured Credit				5,834	5,965
Emerging Markets Debt—10.3%

See notes to unaudited schedule of investments.

3

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2018

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)		Amortized Cost	Fair Value(c)
Oi S.A., 9.8%, 9/15/2016	(h)	Wirelines	R$	7,215	$800	$852
Provincia de Entre Rios Argentina, 8.8%, 2/8/2025	(e)(f)	Local Authority		$380	402	401
Provincia de la Rioja, 9.8%, 2/24/2025	(e)(f)	Local Authority		800	879	877
Total Emerging Markets Debt					2,081	2,130

Portfolio Company(a)	Footnotes				Amortized Cost	Fair Value(c)
Short-Term Investments—12.0%
State Street Institutional Treasury Plus Money Market Fund - Institutional Class, 1.22%	(i)				$2,489	$2,489
Total Short-Term Investments					2,489	2,489
TOTAL INVESTMENTS—120.1%					$24,446	$24,924
Liabilities in Excess of Other Assets—(20.1)%						(4,169)
Net Assets—100.0%						$20,755
Shares outstanding at period end						1,603,587
Net asset value per common share at period end						$12.94

See notes to unaudited schedule of investments.

4

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2018

(in thousands)

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank	06/20/2018	USD	82	BRL	265	$-
JPMorgan Chase Bank	06/20/2018	USD	100	BRL	322	(1)
JPMorgan Chase Bank	06/20/2018	USD	13	BRL	43	-
JPMorgan Chase Bank	06/20/2018	USD	11	BRL	36	-
BNP Paribas Securities Co.	06/20/2018	USD	1,192	EUR	951	(50)
BNP Paribas Securities Co.	06/20/2018	USD	1,130	EUR	901	(48)
BNP Paribas Securities Co.	06/20/2018	USD	312	EUR	249	(13)
BNP Paribas Securities Co.	06/20/2018	EUR	369	USD	463	21
BNP Paribas Securities Co.	06/20/2018	USD	76	EUR	61	(4)
BNP Paribas Securities Co.	06/20/2018	EUR	198	USD	248	12
BNP Paribas Securities Co.	06/20/2018	USD	160	EUR	128	(7)
JPMorgan Chase Bank	06/20/2018	EUR	1,205	USD	1,511	46
JPMorgan Chase Bank	06/20/2018	EUR	345	USD	433	13
JPMorgan Chase Bank	06/20/2018	USD	128	EUR	102	(2)
JPMorgan Chase Bank	06/20/2018	EUR	126	USD	158	-
BNP Paribas Securities Co.	06/20/2018	USD	267	GBP	187	(13)
BNP Paribas Securities Co.	06/20/2018	GBP	43	USD	61	3
JPMorgan Chase Bank	06/20/2018	GBP	139	USD	198	-
						$(43)

BRL – Brazilian Real.

EUR – Euro.

GBP – British Pound.

USD – U.S. Dollar.

Cross-Currency Basis Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received)	Value ($)	Net Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank N.A. New York	Three Month EURIBOR plus a spread of (0.33375%)	Three Month USD LIBOR	EUR	347	01/16/2023	Quarterly	$-	$(431)	$(13)
JPMorgan Chase Bank N.A. New York	Three Month EURIBOR plus a spread of (0.33375%)	Three Month USD LIBOR	EUR	1,209	01/16/2023	Quarterly	-	(1,501)	(46)
							$-	$(1,932)	$(59)

EURIBOR – Euro Interbank Offered Rate (As of January 31, 2018, Three Month EURIBOR was (0.33)%)

LIBOR – London Interbank Offered Rate (As of January 31, 2018, Three Month USD LIBOR was 1.78%)

Investments Sold Short

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
U.S. Treasury—(0.9)%
U.S. Treasury Note, 2.375%, 5/15/27	(j)	U.S. Treasury	$(195)	$(194)	$(190)
Total Securities Sold Short				$(194)	$(190)

See notes to unaudited schedule of investments.

5

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of January 31, 2018

(in thousands)

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)	Fair value is determined by the Fund’s board of trustees. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited consolidated financial statement.

(d)	Certain variable rate securities in the Fund's portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of January 31, 2018, the three-month London Interbank Offered Rate ("L") was 1.78%.

(e)	Security or a portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage, Inc. (“BNP”). Securities may be rehypothecated from time to time as permitted by Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to the terms and conditions governing the prime brokerage facility with BNP. As of January 31, 2018, there were no securities rehypothecated by BNP.

(f)	Restricted security as to resale. As of January 31, 2018, the Fund held 50.2% of its net assets, with a fair value of $10,410, in restricted securities.

(g)	Position or portion thereof unsettled as of January 31, 2018.

(h)	Security is in default.

(i)	Rate represents the seven-day yield as of January 31, 2018.

(j)	Security is non-income producing.

See notes to unaudited schedule of investments.

6

FS Credit Income Fund

Notes to Unaudited Schedule of Investments

As of January 31, 2018

(in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited financial statement contained in its annual report for the fiscal year ended October 31, 2017.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of January 31, 2018:

	January 31, 2018
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$1,286	$1,329	5%
Senior Secured Bonds	4,689	4,848	19%
Unsecured Bonds	8,067	8,163	33%
CLO / Structured Credit	5,834	5,965	24%
Emerging Markets Debt	2,081	2,130	9%
Short-Term Investments	2,489	2,489	10%
Total	$24,446	$24,924	100%

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

As of January 31, 2018, the Fund was not deemed to “control” any of its portfolio companies and was not deemed to be an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or it had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

The Fund’s investment portfolio may contain loans or bonds that are in the form of lines of credit or revolving credit facilities, or other investments, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying agreements. As of January 31, 2018, the Fund did not have any investments with unfunded commitments. The Fund maintains sufficient cash on hand and/or available borrowings to fund any unfunded commitments should the need arise.

7

FS Credit Income Fund

Notes to Unaudited Schedule of Investments (continued)

As of January 31, 2018

(in thousands)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of January 31, 2018:

	January 31, 2018
Industry Classification	Fair Value	Percentage of Portfolio
USD CLO	$2,982	12%
Media Entertainment	2,634	11%
Chemicals	2,050	8%
Independent Oil & Gas	1,786	7%
EUR CLO	1,640	7%
Wirelines	1,406	6%
USD CDO	1,343	5%
Local Authority	1,278	5%
Oil Field Services	1,268	5%
Transportation Services	1,157	5%
Retailers	1,000	4%
Healthcare	615	2%
Consumer Products	614	2%
Industrial Other	599	2%
Wireless	567	2%
Midstream	400	2%
Metals and Mining	371	2%
Medical-Wholesale Drug Distribution	294	1%
Automotive	234	1%
Water & Sewer	149	1%
Pharmaceuticals	48	0%
Short-Term Investments	2,489	10%
Total	$24,924	100%

The table below describes the geographic concentration of the Fund’s investment portfolio and enumerates the percentage, by fair value, of the total portfolio assets in such geographic locations as of January 31, 2018:

	January 31, 2018
Geographic Locations(1)	Fair Value	Percentage of Portfolio
United States	$17,443	69%
Argentina	1,278	5%
Luxembourg	1,207	5%
Marshall Islands	1,157	5%
Ireland	970	4%
Brazil	852	3%
Netherlands	670	3%
France	461	2%
Bermuda	413	2%
Cayman Islands	233	1%
Denmark	209	1%
Canada	31	0%
Total	$24,924	100%

(1)	Geographic location based on the portfolio company's headquarters or principal place of business.

8

FS Credit Income Fund

Notes to Unaudited Schedule of Investments (continued)

As of January 31, 2018

(in thousands)

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of January 31, 2018, the Fund’s investments were categorized as follows in the fair value hierarchy:

Valuation Inputs	January 31, 2018
Level 1 - Price quotations in active markets	$-
Level 2 - Significant other observable inputs	24,924
Level 3 - Significant unobservable inputs	-
$24,924

As of January 31, 2018, the Fund’s investments sold short, forward foreign currency exchange contracts and cross-currency basis swaps were categorized as follows in the fair value hierarchy:

	January 31, 2018
Valuation Inputs	Assets	Liabilities
Level 1—Price quotations in active markets	$95	$138
Level 2—Significant other observable inputs	-	249
Level 3—Significant unobservable inputs	-	-
Total	$95	$387

9

Item 2.	Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have evaluated the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing of this Form N-Q and have concluded that the Fund’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications of the Fund’s principal executive officer and principal financial officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

10

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Credit Income Fund

By:	/s/ Michael C. Forman
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
	Date:	March 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael C. Forman
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
(Principal Executive Officer)
	Date:	March 30, 2018

By:	/s/ Edward T. Gallivan, Jr.
	Name:	Edward T. Gallivan, Jr.
	Title:	Chief Financial Officer
(Principal Financial Officer)
	Date:	March 30, 2018